STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS' EQUITY	STOCKHOLDERS' EQUITY
Share Repurchase Programs
In February 2022, the Company's Board of Directors authorized a $1.0 billion share buyback program which expires on March 31, 2023, (the “2022 Share Buyback Program”). As of September 30, 2022, the Company repurchased and retired a total of 11.9 million shares for $750 million under the 2022 Share Buyback Program. In November 2022, DuPont’s Board of Directors approved a new share repurchase program authorizing the repurchase and retirement of up to $5 billion of common stock (the “$5B Share Buyback Program", together with the 2022 Share Buyback Program, the "2022 Stock Repurchase Programs") in addition to the $250 million remaining under the Company’s existing share repurchase program.

In November 2022, DuPont entered into accelerated share repurchase ("ASR") agreements with each of three financial institutions (the "$3.25B ASR Transaction"). DuPont paid an aggregate of approximately $3.25 billion of common stock with $250 million of such repurchases under the 2022 Share Buyback Program and the remaining $3 billion under the $5B Share Buyback Program. Pursuant to the terms of the $3.25B ASR Transaction, DuPont paid an aggregate of $3.25 billion to the ASR Counterparties and received initial deliveries of 38.8 million shares in aggregate of DuPont common stock, which were retired immediately and recorded as a reduction to retained earnings of $2.6 billion. The $3.25B ASR Transaction was completed during the third quarter of 2023 with DuPont receiving and retiring an additional 8.0 million shares of DuPont common stock. In connection with the completion of the transaction the remaining $613 million based on the price of the shares at the time of delivery was settled as a forward contract indexed to DuPont common stock at the time of settlement, classified within stockholders’ equity. At the completion of the $3.25B ASR Transaction, the Company had repurchased and retired a total of 46.8 million shares at an average price of $69.44 per share.

In the third quarter of 2023, DuPont entered into new accelerated share repurchase agreements with three financial counterparties to repurchase an aggregate of $2 billion of common stock ("$2B ASR Transaction"). DuPont paid an aggregate of $2 billion to the counterparties and received initial deliveries of 21.2 million shares in aggregate of DuPont common stock, which were retired immediately and recorded as a reduction to retained earnings of $1.6 billion. In the first quarter of 2024, the $2B ASR Transaction was completed. The settlement resulted in the delivery of 6.7 million additional shares of DuPont common stock, which were retired immediately and will be recorded as a reduction of retained earnings in the first quarter of 2024. In total, the Company repurchased 27.9 million shares at an average price of $71.67 per share under the $2B ASR Transaction. The completion of the $2B ASR Transaction effectively completes the $5B Share Buyback Program and the Company's stock repurchase authorization.

In the first quarter 2024, the Company’s Board of Directors approved a new share repurchase program authorizing the repurchase and retirement of up to $1 billion of common stock (“the $1B Share Buyback Program”). Under the $1B Share Buyback Program, repurchases may be made from time to time on the open market at prevailing market prices or in privately negotiated transactions off market, including additional ASR agreements in accordance with applicable federal securities laws. The $1B Program terminates on June 30, 2025, unless extended or shortened by the Board of Directors.

Also in the first quarter 2024, DuPont entered an ASR agreement with one counterparty for the repurchase of about $500 million of common stock ("Q1 2024 ASR Transaction"). DuPont paid an aggregate of $500 million to the counterparty and received initial deliveries of 6.0 million shares of DuPont common stock, which were retired immediately and recorded as a reduction of retained earnings of $400 million. The remaining $100 million was evaluated as an unsettled forward contract indexed to DuPont common stock, classified within stockholders' equity as of March 31, 2024.

In the second quarter of 2024, the Q1 2024 ASR Transaction was completed. The settlement resulted in the delivery of approximately 1.0 million additional shares of DuPont common stock, which were retired immediately and recorded as a reduction of retained earnings of $72 million. In total, the Company repurchased 6.9 million shares at an average price of $71.96 per share under the Q1 2024 ASR Transaction.

The Inflation Reduction Act of 2022 introduced a 1 percent nondeductible excise tax imposed on the net value of certain stock repurchases made after December 31, 2022. The net value is determined by the fair market value of the stock repurchased during the tax year, reduced by the fair market value of stock issued during the tax year. The Company recorded total excise tax of $8 million and $21 million, respectively, as a reduction to retained earnings for the years ended December 31, 2024 and 2023, reflected within stockholders' equity and a corresponding liability within "Accounts Payable" in our Consolidated Balance Sheets as of December 31, 2024 and 2023.
Common Stock
The following table provides a reconciliation of DuPont Common Stock activity for the years ended December 31, 2024, 2023 and 2022:

Shares of DuPont Common Stock	Issued	Held in Treasury
In thousands
Balance at January 1, 2022	511,793	—
Issued	2,074	—
Repurchased	—	55,743
Retired	(55,743)	(55,743)
Balance at December 31, 2022	458,124	—
Issued	1,225	—
Repurchased	—	29,239
Retired	(29,239)	(29,239)
Balance at December 31, 2023	430,110	—
Issued	1,513	—
Repurchased	—	13,629
Retired	(13,629)	(13,629)
Balance at December 31, 2024	417,994	—

Retained Earnings
There are no significant restrictions limiting the Company's ability to pay dividends. Dividends declared and paid to common stockholders during the years ended December 31, 2024, 2023 and 2022 are summarized in the following table:

Dividends Declared and Paid	2024	2023	2022
In millions
Dividends declared to common stockholders	$635	$651	$652
Dividends paid to common stockholders	$635	$651	$652

Undistributed earnings of nonconsolidated affiliates included in retained earnings were $626 million at December 31, 2024 and $637 million at December 31, 2023.
Accumulated Other Comprehensive Loss
The following table summarizes the activity related to each component of accumulated other comprehensive loss ("AOCL") for the years ended December 31, 2024, 2023 and 2022:

Accumulated Other Comprehensive Loss	Cumulative Translation Adj	Pension and OPEB	Derivative Instruments [1]	Total
In millions
2022
Balance at January 1, 2022	$(88)	$73	$56	$41
Other comprehensive (loss) income before reclassifications	(1,101)	44	61	(996)
Amounts reclassified from accumulated other comprehensive income	—	(3)	—	(3)
M&M Divestiture reclassification adjustment	221	(54)	—	167
Net other comprehensive (loss) income	$(880)	$(13)	$61	$(832)
Balance at December 31, 2022	$(968)	$60	$117	$(791)
2023
Other comprehensive income (loss) before reclassifications	46	(83)	(41)	(78)
Amounts reclassified from accumulated other comprehensive income	—	(9)	—	(9)
Delrin® Divestiture reclassification adjustment	(9)	(23)	—	(32)
Net other comprehensive income (loss)	$37	$(115)	$(41)	$(119)
Balance at December 31, 2023	$(931)	$(55)	$76	$(910)
2024
Other comprehensive (loss) income before reclassifications	(562)	(59)	32	(589)
Amounts reclassified from accumulated other comprehensive income	—	(1)	—	(1)
Net other comprehensive (loss) income	$(562)	$(60)	$32	$(590)
Balance at December 31, 2024	$(1,493)	$(115)	$108	$(1,500)
1. Includes cumulative translation adjustment impact associated with derivative instruments.

The tax effects on the net activity related to each component of other comprehensive income (loss) for the years ended December 31, 2024, 2023 and 2022 were as follows:

Tax Benefit (Expense)	2024	2023	2022
In millions
Pension and other post-employment benefit plans	$11	$26	$16
Derivative instruments	(9)	12	(15)
Tax benefit from income taxes related to other comprehensive income (loss) items	$2	$38	$1

A summary of the reclassifications out of AOCL for the years ended December 31, 2024, 2023 and 2022 is provided as follows:

Reclassifications Out of Accumulated Other Comprehensive Loss	2024	2023	2022	Income Classification
In millions
Cumulative translation adjustments	$—	$(9)	$221	See (1) below
Pension and other post-employment benefit plans	(2)	(35)	(71)	See (1) below
Tax expense (benefit)	1	3	14	See (1) below
Pension and other post-employment benefit plans, after tax	(1)	(32)	(57)
Total reclassifications for the period, after tax	$(1)	$(41)	$164
1. The activity for the year ended December 31, 2024 is classified within "Sundry income (expense) - net" as part of continuing operations. The activity for the year ended December 31, 2023 is classified almost entirely within "(Loss) income from discontinued operations, net of tax" as part of the Delrin® Divestiture, with a portion classified within "Sundry income (expense) - net" as part of continuing operations. The activity for the year ended December 31, 2022 is classified almost entirely within "(Loss) income discontinued operations, net of tax" as part of the M&M Divestiture, with a portion classified within "Sundry income (expense) - net" as part of continuing operations.